Debt (Additional information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018	May 31, 2012
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 28,263,121,000
Fair value adjustments	300,000,000
Debt issuance costs and debt discounts	160,061,000	$ 156,901,000
Undrawn lines of credit	6,706,576,000
Notes payable	28,420,739,000	27,716,999,000
Amortization of debt issuance costs and debt discount	65,420,000	55,768,000	$ 45,582,000
Other Secured Debt Limited Recourse In Nature [Member] | Other Secured Debt [Member]
Debt Instrument [Line Items]
Notes payable	166,100,000
ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 5,700,000,000
ILFC Legacy Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	3.875%
ILFC Legacy Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate	8.625%
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Stated interest rate					6.375%
Face amount					$ 300,000,000.0
Senior Notes [Member] | AGAT/AICDC Notes Due 2023 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stated interest rate				3.30%
Face amount				$ 600,000,000
Senior Notes [Member] | AGAT/AICDC Notes Due 2028 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stated interest rate				3.875%
Face amount				$ 550,000,000
AGAT/AICDC Notes
Debt Instrument [Line Items]
Notes payable	$ 28,421,000,000	27,717,000,000
Amortization of debt issuance costs and debt discount	$ 65,000,000	$ 56,000,000	$ 46,000,000
Amount allowed to be repurchased as a percentage of outstanding principal	100.00%
Spread over reference rate	0.50%